Offsets	Sep. 10, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Air Water Ventures Ltd
Form or Filing Type	F-4
File Number	333-294998
Initial Filing Date	Apr. 10, 2026
Fee Offset Claimed	$ 34,664.54
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary Shares
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 251,010,418.34
Termination / Withdrawal Statement	24,912,094 Ordinary Shares remain unsold after completion of the offering under the Prior Registration Statement (File No. 333-294998). The Company has completed the offering under the Prior Registration Statement, except with respect to the securities noted in Footnotes 1 and 2 of Table 1 above. The Company previously paid filing fees of $67,988.99 in connection with the Prior Registration Statement, of which $34,664.54 was attributable to unsold shares.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Air Water Ventures Ltd
Form or Filing Type	F-4
File Number	333-294998
Filing Date	Apr. 10, 2026
Fee Paid with Fee Offset Source	$ 34,664.54